Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2023
SA BlackRock Multi-Factor 70-30 Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA BlackRock Multi-Factor 70/30 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goals are to seek capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2024. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio’s investment goal is to seek capital appreciation and income. The Portfolio attempts to achieve its investment goals by investing in a combination of equity and fixed income securities. Under normal circumstances, the Portfolio intends to invest approximately 70% of its assets in equity securities and approximately 30% of its assets in fixed income securities, although the Portfolio’s allocation to equity securities may range from approximately 60%-80% of its assets and its allocation to fixed income securities may range from approximately 20%-40% of its assets. The Portfolio may obtain exposure to equity and fixed income securities by investing all or a portion of its assets in exchange-traded funds (“ETFs”), including ETFs affiliated with the Portfolio’s subadviser.The equity securities in which the Portfolio intends to invest, or obtain exposure to through investments in ETFs, include common stock, preferred stock, depositary receipts, rights and warrants. The equity securities in which the Portfolio intends to invest, or obtain exposure to, may be those of U.S. or foreign issuers and may be denominated in U.S. dollars or foreign currencies.The subadviser utilizes a proprietary Factor Rotation model to select the equity securities for the Portfolio. The proprietary model uses five commonly-used equity style factors (momentum (i.e., whether a company’s share price is trending up or down), quality, value, size and minimum volatility) and dynamically allocates the factors, emphasizing those factors that the subadviser believes have the strongest near-term return prospects.The eligible universe of securities that are part of the model includes U.S. and non-U.S. listed common stock of large- and mid-capitalization companies, although the Portfolio may invest in companies of any market capitalization. The model begins with an equal-weighted allocation across the five equity style factors. The model then incorporates information about the current economic cycle as well as the valuations and recent trends for each factor to compare the relative attractiveness of each factor and to guide the portfolio to tilt into favorable factors and away from unfavorable factors in pursuit of incremental returns. The model may allocate a maximum of 35% of the equity portion of the Portfolio’s assets in securities solely assigned to any single style factor but this allocation may fluctuate and exceed 35% due to market movement.The model allows for a company to be included under more than one of the five equity style factors rather than being solely assigned to a single style factor. The Portfolio will hold equity securities of those companies that fall into at least one of the five equity style factors. The subadviser implements buy and sell decisions for Portfolio securities based on model rebalances, which generally occur monthly, to reflect current views of the style factor exposures for each security and the relative attractiveness of each style factor.The fixed income securities in which the Portfolio intends to invest, or obtain exposure to through investments in ETFs, include U.S. corporate debt instruments, mortgage-backed securities and U.S. government securities. The Portfolio may invest in, or obtain exposure to, fixed income securities that are rated investment grade. The Portfolio may also invest up to 15% of its net assets in, or obtain exposure to, below investment grade (commonly referred to as high-yield or “junk” bonds). The Portfolio may invest in, or obtain exposure to, fixed income securities of any maturity or duration.The Portfolio seeks to balance interest rate and credit spread risk. Interest rate risk is the risk that the value of the Portfolio’s fixed income securities will decline because of rising interest rates. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. The Portfolio will balance these risks by investing in a portfolio of fixed income securities that in the aggregate has approximately equal exposure to credit spread risk and interest rate risk. The subadviser determines the interest rate risk and credit spread risk of the portfolio of fixed income securities by measuring the volatility of a security’s returns associated with changes in the security’s credit spread or changes in interest rates. The Portfolio will adjust the allocation among its underlying securities to maintain the equal risk exposure for the portfolio of fixed income securities and may, when necessary, take long positions in U.S. Treasury bonds or short positions in U.S. Treasury futures to do so.The Portfolio places an emphasis on managing risk relative to its benchmark index, which is comprised of the following: 70% MSCI World Index and 30% Bloomberg U.S. Aggregate Bond Index (the “Blended Index”). To manage the Portfolio’s risk relative to the Blended Index, the subadviser intends to dynamically adjust the Portfolio’s exposure by making passive index investments through the use of ETFs, if required by the Portfolio’s risk management parameters. These risk management parameters include restrictions designed to limit how far the Portfolio’s expected returns are permitted to deviate from those of the Blended Index. Such restrictions may result in the Portfolio having returns that track the Blended Index more consistently and more closely than would otherwise be the case. These restrictions may prevent a significant deviation from the returns of the Blended Index, but may also limit the Portfolio’s ability to outperform the returns of the Blended Index.The subadviser may, in its discretion, make changes to its techniques or investment approach, including adjusting or changing the Factor Rotation model, from time to time. The subadviser may engage in frequent and active trading of portfolio securities to achieve the Portfolio’s investment goals.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.The following is a summary of the principal risks of investing in the Portfolio.These risks may apply as a result of the Portfolio’s direct investments in securities or other instruments or through its exposure to the underlying securities and other instruments held by the ETFs in which the Portfolio invests.Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities.Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk.Factor-Based Investing Risk. With respect to a strategy that uses a factor-based process, there can be no assurance that the multi-factor selection process employed by the subadviser will enhance performance. Exposure to investment style factors may detract from performance in some market environments, which may continue for prolonged periods.Model Risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the Portfolio having a lower return than if the Portfolio were managed using another model or investment strategy. Models may depend heavily on the accuracy and reliability of historical data that is supplied by third parties or other external sources. When a model or data used in managing the Portfolio contains an error, or is incorrect or incomplete, any investment decision made in reliance on the model or data may not produce the desired results and the Portfolio may realize losses. In addition, the investment models used by the subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments. Warrants and rights may lack a liquid secondary market for resale.Bonds Risk. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.Junk Bonds Risk. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are also subject to credit risk.U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Certain derivatives have the potential for undefined loss.Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, valuation risk, regulatory risk, illiquidity risk and interest rate risk. The primary risks associated with the Portfolio’s use of derivatives are market risk and counterparty risk.Futures Risk. Futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.ETF Risk. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. However, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged. In addition, a passively-managed ETF may fail to accurately track the market segment or index that underlies its investment objective. To the extent that the Portfolio invests in an ETF, the Portfolio will indirectly bear its proportionate share of the management and other expenses that are charged by the ETF in addition to the expenses paid by the Portfolio.Investment Company Risk. The risks of the Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by the Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.Affiliated ETF Risk. A Portfolio that can invest in underlying ETFs is subject to potential affiliated ETF risk.The Portfolio’s subadviser selects the ETFs in which the Portfolio may invest, including ETFs that are affiliated with the subadviser. As a result, the subadviser may be subject to potential conflicts of interest in selecting the affiliated ETFs because of the fees payable by the ETFs to the subadviser and also because the fees payable to it by some of these ETFs are higher than the fees payable by other ETFs. However, the subadviser has a fiduciary duty to act in the Portfolio’s best interests when selecting the ETFs.Income Risk. The ability of the Portfolio’s equity securities to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of such securities. The interest income on debt securities generally is affected by prevailing interest rates, which can vary widely over the short- and long-term. If dividends are reduced or discontinued or interest rates drop, distributions to shareholders from the Portfolio may drop as well.Credit Risk. The risk that an issuer will default on interest or principal payments. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government.

An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.Interest Rate Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Federal Reserve has recently begun to raise the federal funds rate to address rising inflation. As interest rates rise from historically low levels, the Portfolio may face heightened interest rate risk. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security or convertible security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.Foreign Currency Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.Illiquidity Risk. An illiquid investment is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically. To the extent that the Portfolio invests in non-investment grade fixed income securities, it will be especially subject to the risk that during certain periods, the liquidity of particular issues or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events or adverse investor perceptions whether or not accurate. Derivatives may also be subject to illiquidity risk.Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

		The coronavirus (COVID-19) pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s or an Underlying Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which an Underlying Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the subadviser, may fail to produce the intended return.Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.Asset Allocation Risk. The Portfolio’s ability to achieve its investment goal depends in part on the subadviser’s skill in determining the Portfolio’s asset class allocations. Although allocation among different asset classes generally reduces risk, the risk remains that the subadviser may favor an asset class that performs poorly relative to other asset classes.Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.Risk of Conflict with Insurance Company Interests - Risk Management. Managing the Portfolio’s risks relative to the Blended Index may reduce the risks and hedging costs assumed by the insurance company that sponsors your Variable Contract. This facilitates the insurance company’s ability to provide guaranteed benefits. These guarantees are optional and may not be associated with your Variable Contract. While the interests of the Portfolio’s shareholders and the affiliated insurance companies providing these guaranteed benefits are generally aligned, the affiliated insurance companies (and SunAmerica by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s investment strategy may have the effect of mitigating the financial risks to which the affiliated insurance companies are subject as a result of providing those guaranteed benefits and the hedging costs associated with providing such benefits. In addition, the Portfolio’s performance may be lower than similar portfolios that do not employ the same risk management constraints.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI World Index (net), the Bloomberg U.S. Aggregate Bond Index and a blended index. The blended index consists of 70% MSCI World Index (net) and 30% Bloomberg U.S. Aggregate Bond Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI World Index (net), the Bloomberg U.S. Aggregate Bond Index and a blended index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	 The blended index consists of 70% MSCI World Index (net) and 30% Bloomberg U.S. Aggregate Bond Index (the “Blended Index”).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 3 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart:Highest QuarterlyReturn:December 31, 20228.98%Lowest QuarterlyReturn:June 30, 2022-12.28%Year to Date MostRecent Quarter:March 31, 20233.64%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
SA BlackRock Multi-Factor 70-30 Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[2],[3]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	277
5 Years	rr_ExpenseExampleYear05	521
10 Years	rr_ExpenseExampleYear10	$ 1,222
1 Year	rr_AverageAnnualReturnYear01	(15.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2020
SA BlackRock Multi-Factor 70-30 Portfolio | Class 3
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[2],[3]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	656
10 Years	rr_ExpenseExampleYear10	$ 1,509
2021	rr_AnnualReturn2021	13.33%
2022	rr_AnnualReturn2022	(15.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date MostRecent Quarter:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest QuarterlyReturn:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest QuarterlyReturn:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.28%)
1 Year	rr_AverageAnnualReturnYear01	(15.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2020
SA BlackRock Multi-Factor 70-30 Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.37%)
SA BlackRock Multi-Factor 70-30 Portfolio | MSCI World Index (net)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
SA BlackRock Multi-Factor 70-30 Portfolio | Blended Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%

[1]	The Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an Advisory Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its management fees with respect to the Portfolio so that the management fee rate payable by the Portfolio to SunAmerica is 0.40% of the Portfolio’s average daily net assets on the first $250 million and 0.35% thereafter. This Advisory Fee Waiver Agreement will continue in effect until April 30, 2024. SunAmerica has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in exchange traded funds (“ETFs”) managed or advised by BlackRock Investment Management, LLC (“BlackRock”) or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.51% and 0.76% of the average daily net assets of the Portfolio’s Class 1 and Class 3 shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio under the Expense Limitation Agreement are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2024 only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.